Condensed Consolidated Interim Statements of Shareholders' Equity (USD $) In Thousands, except Share data		Total USD ($)	Deferred Shares [Member]		Ordinary Shares [Member] USD ($)		Treasury Stock [Member] USD ($)		Additional Paid-in Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)
Balance at Dec. 31, 2011		$ 5,035			$ 1,126		$ (27)		$ 45,569	$ (41,633)
Balance, shares at Dec. 31, 2011	[1]		17,030		5,209,122		2,125
Conversion of convertible loan from principal shareholder		8,061			474				7,587
Conversion of convertible loan from principal shareholder, shares					2,265,857
Equity transaction		(584)							(584)
Issuance of shares to related party		584			44				540
Issuance of shares to related party, shares					218,813
Stock compensation expense		301							301
Exercise of stock options
Exercise of stock options, shares
Net loss for the period		(11,107)								(11,107)
Balance at Dec. 31, 2012		2,290			1,644		(27)		53,413	(52,740)
Balance, shares at Dec. 31, 2012		7,695,917	17,303	[1]	7,693,792	[1]	2,125	[1]
Conversion of convertible loan from principal shareholder		6,539			322				6,217
Conversion of convertible loan from principal shareholder, shares					1,470,904
Stock compensation expense		686							686
Issuance of shares in at-the-market offering		3			3
Issuance of shares in at-the-market offering, shares		16,028			16,028
Exercise of stock options
Exercise of stock options, shares
Net loss for the period		(4,476)								(4,476)
Balance at Jun. 30, 2013		$ 5,042			$ 1,969		$ (27)		$ 60,316	$ (57,216)
Balance, shares at Jun. 30, 2013		9,182,849	17,030	[1]	9,180,724	[1]	2,125	[1]

[1]	rdinary Shares - NIS 0.8 par valueAuthorized shares: 50,000,000 Ordinary Shares as of June 30, 2013 and 10,000,000 as of December 31, 2012; issued and outstanding Ordinary Shares 9,182,849 as of June 30, 2013 and 7,695,917 as of December 31, 2012 (including 2,125 of which are held by a subsidiary). Deferred Shares - NIS 0.1 par value Authorized shares include 20,230 Deferred Shares, of which 17,030 are issued and outstanding as of June 30, 2013 and December 31, 2012.